May 23, 2006

VIA EDGAR

The United States Securities
and Exchange Commission
100 F Street, NE
Washington, D.C. 20549-0506

Subject           Nationwide Provident VA Separate Account A
Nationwide Life and Annuity Company of America
File No. 033-65512
CIK No. 0000881437

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 and on behalf of the Nationwide Provident VA Separate Account A (the "Variable Account") and Nationwide Life and Annuity Company of America (the “Company”), we certify that the form of the prospectus which would have been filed under paragraphs (b) and (c) under Rule 497 does not differ from the form of the Prospectus contained in Post Effective Amendment No. 15 to the Registration Statement for the Company and the Variable Account which became effective May 19, 2006.

Please contact the undersigned at (614) 249-3398 with any questions regarding this filing.

Very truly yours,

NATIONWIDE LIFE AND ANNUITY COMPANY OF AMERICA

/s/ PAIGE L. RYAN
Paige L. Ryan
Assistant General Counsel